Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000060325
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Shares - Series M
Trading Symbol	WFCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series M for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number	1-888-877-9275
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series M	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 762,505,006
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$762,505,006
# of portfolio holdings	445
Portfolio turnover rate	3%
Total advisory fees paid	$0

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.1
1-3 years	20.7
3-5 years	10.6
5-10 years	15.7
10-20 years	20.3
20-30 years	20.4
30+ years	2.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Metropolitan Pier & Exposition Authority, 0.00%, 12/15/2030	1.1
Waller Consolidated Independent School District, 5.00%, 2/15/2045	1.1
County of Broward Port Facilities Revenue Series B, 4.00%, 9/1/2037	1.0
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.9
Southeast Alabama Gas Supply District Project No. 2, 5.00%, 6/1/2049	0.8
Jacksonville Port Authority Series B, 5.00%, 11/1/2044	0.8
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB, 0.00%, 9/1/2034	0.7
King County Public Hospital District No. 1, 5.00%, 12/1/2035	0.7
City of Chicago, 0.00%, 1/1/2027	0.7
Franciscan Alliance, Inc. Obligated Group Series C, 4.00%, 11/1/2034	0.7

Material Fund Change [Text Block]